Supplement dated February 29, 2024
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity and Nationwide Advisory Retirement Income Annuity New York dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
As of the Effective Date, the following changes apply to the contract/policy:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of December 31, 2023)
					1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	1.01%	0.00%	1.01%	-1.38%	6.61%	10.84%
PROS-0836

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of December 31, 2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.88%*	0.00%	0.88%	0.31%	7.68%	10.41%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
PROS-0836